Income Taxes (Details) - Schedule of loss before provision for income taxes - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Income Taxes (Details) - Schedule of loss before provision for income taxes [Line Items]
Loss before provision for income taxes	$ (8,238,513)	$ (5,168,642)	$ (6,659,422)
Cayman [Member]
Income Taxes (Details) - Schedule of loss before provision for income taxes [Line Items]
Loss before provision for income taxes	(7,120,310)	(4,851,668)	(6,470,553)
United States [Member]
Income Taxes (Details) - Schedule of loss before provision for income taxes [Line Items]
Loss before provision for income taxes	(541,744)	(316,142)	(188,869)
Hong Kong [Member]
Income Taxes (Details) - Schedule of loss before provision for income taxes [Line Items]
Loss before provision for income taxes	$ (576,459)	$ (832)